Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 383,231	$ 366,351
Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		703
Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	723	632
Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	1,046
Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	381,462
Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		365,016
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	342,244	330,799
CANADA | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
CANADA | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
CANADA | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
CANADA | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	342,244
CANADA | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		330,799
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	11,759	12,288
UNITED STATES | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		529
UNITED STATES | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	360	360
UNITED STATES | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	419
UNITED STATES | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	10,980
UNITED STATES | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		11,399
PERU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	546	749
PERU | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		156
PERU | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
PERU | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	275
PERU | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	271
PERU | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		593
MEXICO
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,921	2,299
MEXICO | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
MEXICO | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	289	207
MEXICO | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	312
MEXICO | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,320
MEXICO | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		2,092
BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	418	243
BARBADOS | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		15
BARBADOS | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	70	60
BARBADOS | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	30
BARBADOS | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	318
BARBADOS | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		168
ARGENTINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	25,343	19,973
ARGENTINA | Expiring 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		3
ARGENTINA | Expiring 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	4	5
ARGENTINA | Expiring 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	10
ARGENTINA | Expiring 2023 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 25,329
ARGENTINA | Expiring 2022 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		$ 19,965